Organization - Narrative (Details) $ / shares in Units, $ in Thousands				3 Months Ended	9 Months Ended	12 Months Ended				24 Months Ended	27 Months Ended	36 Months Ended	65 Months Ended
	Apr. 30, 2019 $ / shares shares	Dec. 14, 2018 shares	Sep. 20, 2017 USD ($)	Sep. 30, 2018	Sep. 30, 2020 USD ($) property $ / shares shares	Dec. 31, 2019 USD ($) $ / shares shares		Dec. 31, 2018 USD ($) $ / shares shares		Sep. 30, 2019 USD ($)	Dec. 31, 2019 USD ($) $ / shares shares	Sep. 30, 2020 USD ($) property $ / shares shares	Dec. 31, 2019 USD ($) $ / shares shares	Dec. 18, 2019 $ / shares	May 01, 2019 shares	Mar. 01, 2019 shares	Jun. 30, 2015 shares
Subsidiary, Sale of Stock [Line Items]
Exchange ratio	1.04807
Common Stock, par value (in usd per share) | $ / shares					$ 0.001	$ 0.001		$ 0.001			$ 0.001	$ 0.001	$ 0.001	$ 0.001
Units issued upon conversion (in shares)	1
Common stock, number of shares outstanding (in shares)	78,054,934				229,775,115	227,853,720		174,278,341			227,853,720	229,775,115	227,853,720			252,863,421
GCEAR's operating partnership units outstanding	527,045
Implied EA-1 common stock issued in consideration					283,769,972							283,769,972
Repurchase of noncontrolling interest (shares)					134,383	6,000		0
Limited liability partnership interest held (percent)					87.80%							87.80%
Proceeds from issuance of equity | $										$ 2,700,000	$ 2,700,000	$ 2,800,000	$ 2,700,000
Common stock issued | $					$ 230 [1]	$ 228	[1]	$ 174	[2]		$ 228 [1]	$ 230 [1]	$ 228 [1]
Units eligible towards redemption (in shares)					556,099	554,110		531,161			554,110	556,099	554,110
OP Units
Subsidiary, Sale of Stock [Line Items]
Ownership interest (percent)						87.70%
Sponsor and Affiliates
Subsidiary, Sale of Stock [Line Items]
Limited liability partnership interest held (percent)					10.60%	10.60%					10.60%	10.60%	10.60%
Number of properties contributed | property					5							5
Third parties
Subsidiary, Sale of Stock [Line Items]
Limited liability partnership interest held (percent)					1.60%	1.70%					1.70%	1.60%	1.70%
Follow-on Offering
Subsidiary, Sale of Stock [Line Items]
Proceeds from issuance of private placement | $			$ 2,200,000								$ 80,700	$ 116,400
Implied EA-1 common stock issued in consideration					12,250,750	8,412,006					8,412,006	12,250,750	8,412,006
Distribution Reinvestment Plan
Subsidiary, Sale of Stock [Line Items]
Proceeds from issuance of private placement | $			200,000
Common stock issued | $					$ 310,800	$ 293,700		$ 252,800			$ 293,700	$ 310,800	$ 293,700
Units eligible towards redemption (in shares)					151,178							151,178
Private Offering
Subsidiary, Sale of Stock [Line Items]
Proceeds from issuance of private placement | $			$ 2,000,000
Implied EA-1 common stock issued in consideration						281,468,830					281,468,830		281,468,830				43,772,611
Signature Office REIT Merger
Subsidiary, Sale of Stock [Line Items]
Implied EA-1 common stock issued in consideration																	43,772,611
Common Class E
Subsidiary, Sale of Stock [Line Items]
Exchange ratio	1.04807
Common Stock, par value (in usd per share) | $ / shares	$ 0.001
Exchange ratio	1.04807
Number of shares issued (in shares)	174,981,547
Units issued upon conversion (in shares)	1
Common stock, number of shares outstanding (in shares)					154,952,279	154,151,658					154,151,658	154,952,279	154,151,658
Implied EA-1 common stock issued in consideration	174,981,547
Common Class E | Private Offering
Subsidiary, Sale of Stock [Line Items]
Implied EA-1 common stock issued in consideration	174,981,547
Cumulative Perpetual Convertible Preferred Stock
Subsidiary, Sale of Stock [Line Items]
Shares issued upon conversion (shares)	1
Series A Preferred Stock
Subsidiary, Sale of Stock [Line Items]
Number of shares issued (in shares)	5,000,000
Common stock, number of shares outstanding (in shares)															5,000,000
Share Redemption Program
Subsidiary, Sale of Stock [Line Items]
Share limit under the repurchase program (percent), Redemption, Percentage of Weighted Average Shares Outstanding				5.00%
Board of Directors Chairman
Subsidiary, Sale of Stock [Line Items]
Partnership units owned (shares)					2,400,000	2,400,000					2,400,000	2,400,000	2,400,000
GRECO
Subsidiary, Sale of Stock [Line Items]
Number of units exchanged (shares)		20,438,684
Operating Partnership Units
Subsidiary, Sale of Stock [Line Items]
GCEAR's operating partnership units outstanding															284,533,435

[1]	See Note 9, Equity, for the number of shares outstanding of each class of common stock as of September 30, 2020.
[2]	See Note 10, Equity, for the number of shares outstanding of each class of common stock as of December 31, 2019.